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FACSIMILE: +44-(0)20-7275-6502
DIRECT DIAL NUMBER	E-MAIL ADDRESS

December 2, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
U.S.A.

Ladies and Gentlemen:

        On behalf of Nordic Telephone Company ApS, a company organized under the laws of the Kingdom of Denmark and the other offerors (collectively, the "Offerors") referred to on the cover page of the attached Schedule TO Tender Offer Statement under Section 14(d)(1) or 13(e)(1) of the Securities Exchange Act of 1934 (the "Schedule TO"), pursuant to Regulation S-T of the Securities and Exchange Commission (the "Commission"), included with this letter is a direct (modem) transmission submission of the Offerors' Schedule TO, including the exhibits thereto, relating to the tender offer for all of the shares, DKK 5 each, and all of the American Depositary Shares, each representing one-half of one share, of TDC A/S, a company organized under the laws of the Kingdom of Denmark.

        By copy of this letter, a copy of the Offerors' Schedule TO, including all exhibits, is being delivered to each of TDC A/S at its principal executive office and the New York Stock Exchange, Inc.

        Please call Michael Wolfson (at +44 20 7275 6580) of this office with any questions concerning this filing.

Very truly yours,
Simpson Thacher & Bartlett LLP
cc:	TDC A/S Clifford Chance LLP New York Stock Exchange, Inc.

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